Accounts Payable (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Payable [Abstract]
Schedule of Components of Accounts Payable	Components of accounts payable are as follows as of March 31:
	As of March 31,
	2026	2025
	USD	USD
Trade payables	2,108,370	413,492
Total	2,108,370	413,492